June 2, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Calvert Variable Products, Inc.
Calvert VP S&P MidCap 400 Index Portfolio (Class F)
File Nos. 811-04000 and 002-90309

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Funds relating to the 497(e) filing dated May 24, 2011 (SEC Accession No. 0000743773-11-000035).

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Associate General Counsel